Off-balance sheet assets received (Tables)	12 Months Ended
Dec. 31, 2018
Notes Off-balance Sheet Assets Received [Line Items]
Tabular disclosure of off-balance sheet assets received [text block]
Off-balance sheet assets received
USD million	31.12.18	31.12.17
Fair value of assets received that can be sold or repledged	483,688	481,265
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions[1]	473,302	474,420
received in unsecured borrowings	10,385	6,845
Thereof sold or repledged[2]	356,745	346,243
in connection with financing activities	315,402	300,880
to satisfy commitments under short sale transactions	28,943	31,251
in connection with derivative and other transactions[1]	12,400	14,112
1 Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties, brokers and deposit banks through its exchange-traded derivative clearing and execution services. 2 Does not include off-balance sheet securities (31 December 2018: USD 24.5 billion; 31 December 2017: USD 28.8 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.

UBS AG
Notes Off-balance Sheet Assets Received [Line Items]
Tabular disclosure of off-balance sheet assets received [text block]
Off-balance sheet assets received
USD million	31.12.18	31.12.17
Fair value of assets received that can be sold or repledged	483,688	481,265
received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions[1]	473,302	474,420
received in unsecured borrowings	10,385	6,845
Thereof sold or repledged[2]	356,745	346,243
in connection with financing activities	315,402	300,880
to satisfy commitments under short sale transactions	28,943	31,251
in connection with derivative and other transactions[1]	12,400	14,112
1 Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties, brokers and deposit banks through its exchange-traded derivative clearing and execution services. 2 Does not include off-balance sheet securities (31 December 2018: USD 24.5 billion; 31 December 2017: USD 28.8 billion) placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.